Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Assumption for the Valuation of Warrants Issued

The Company used the following assumptions for the valuation of its warrants issued on the following dates:

	June 11, 2014	December 31, 2014
Risk-free interest rate	2.5%	2.17%
Dividend yield	0.0%	0.0%
Expected volatility	50.0%	50.0%
Expected term (years)	10.00	9.44

Schedule of Future Principal Payments Under Borrowing Arrangement	Future principal payments under the borrowing arrangement as of December 31, 2014 are as follows:

Year ending December 31:
2015	$2,022
2016	4,378
2017	3,600

$10,000